Office Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Office Properties and Equipment [Abstract]
Schedule of office properties and equipment
Office properties and equipment are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)

Land	$6,836	6,959
Office buildings and improvements	29,652	29,583
Furniture and equipment	12,347	10,679
	48,835	47,221
Less accumulated depreciation	(21,900)	(19,865)
	$26,935	27,356

Minimum annual commitments under all non-cancelable lease agreements
The Company and certain subsidiaries are obligated under non-cancelable operating leases for other facilities and equipment.  Rent and equipment lease expense totaled $2.8 million, $2.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The appropriate minimum annual commitments under all non-cancelable lease agreements as of December 31, 2012 are as follows:

Operating
leases
(In Thousands)
Within one year	$1,664
One to two years	916
Two to three years	390
Three to four years	230
Four through five years	23
After five years	—
Total	$3,223